Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 279,667,000	$ 235,884,000
Percentage of delinquent loans outstanding	1.17%	0.54%
Number of loan modified as a troubled debt restructure	0	1
Commitments to lend additional funds	0	0
Minimum
Accounts, Notes, Loans and Financing Receivable
Consisting loans past due days	60 days
Mortgage Servicing Rights
Accounts, Notes, Loans and Financing Receivable
Mortgage servicing rights, carrying amount	1,414,000	822,000
Mortgage servicing rights, capitalized	925,000	774,000
Mortgage servicing rights, amortization	300,000	106,000
Mortgage servicing rights, fair value	1,671,000	1,036,000
Real Estate
Accounts, Notes, Loans and Financing Receivable
Commitments to lend additional funds		68,000
Unpaid principal balances of mortgage loans serviced for others	147,955,000	88,728,000
Residential, home equity and consumer portfolio segments
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	197,700,000	174,600,000
Residential, home equity and consumer portfolio segments | Loans not formally rated
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 196,100,000	$ 173,900,000
Home equity
Accounts, Notes, Loans and Financing Receivable
Maximum loan to value ratio	80.00%